Segment Reporting - Schedule of Consolidated Loss from Continuing Operations Before Income Taxes (Details) - Reportable Segment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Loss from Continuing Operations Before Income Taxes [Line Items]
Loss from continuing operations before income taxes	¥ (435,328,071)	¥ (458,313,989)	¥ (839,632,731)
Plus (deduct):
Service expenses incurred at headquarter	28,631,967	22,372,238	26,739,174
Share-based compensation	2,829,018	1,045,008	65,045,401
Interest income	(3,528,064)	(3,202,948)	(14,182,881)
Interest expense	16,679,066	22,448,159	20,419,992
Foreign currency transaction loss/(gain)	1,119,173	(3,484,612)	16,771,123
Loss of the debt extinguishment	(73,078,104)	10,657,161
Changes in fair value of Deferred Contingent consideration		16,941,248	26,106,460
Changes in fair value of convertible notes	(30,626,980)	65,874,310	58,280,908
Changes in fair value of warrant liabilities			83,966,126
Changes in fair value of ESA derivative liabilities			(19,654,006)
Segment loss before income taxes	¥ (493,301,995)	¥ (325,663,425)	¥ (576,140,434)